Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.18

Loan Level Tape Compare Upload
Loans in Report	XXX
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2025130260	(No Data)	Borrower 2 First Name	XXX	XXX
2025130260	(No Data)	Original LTV	XXX	XXX
2025130210	XXX	Origination Date	XXX	XXX
2025130180	XXX	Note Rate	XXX	XXX
2025130149	XXX	Note Rate	XXX	XXX
2025130149	XXX	Original P&I	XXX	XXX

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